LEASES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Renewal option					true
Termination option					true
Operating lease expense
Operating lease cost	$ 12.3	$ 12.5	$ 25.2	$ 24.9	$ 49.7
Short-term and variable lease cost					31.6
Total lease cost	17.9	$ 20.8	38.3	39.0	81.3
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating cash outflows - payments on operating leases					51.7
Right-of-use assets obtained in exchange for new lease obligations- Operating leases			24.6	$ 126.5	157.0
Operating lease right-of-use assets	120.6		120.6		110.4
Operating lease liabilities	$ 122.5		$ 122.5		$ 113.2
Weighted Average Remaining Lease Term	4 years 4 months 24 days		4 years 4 months 24 days		4 years 6 months
Weighted Average Discount Rate	6.50%		6.50%		7.30%
Other assets
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease right-of-use assets					$ 110.4
Accrued expenses and other liabilities
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease liabilities					35.0
Other long-term liabilities
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease liabilities					$ 78.2
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms					1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms					20 years